                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21805
                                   ---------------------------------------------

                 SunAmerica Focused Alpha Large-Cap Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
        (Address of principal executive offices)                 (Zip code)

                                Vincent M. Marra
                             Senior Vice President
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6464
                                                   -----------------------------

Date of fiscal year end: December 31
                        --------------------------

Date of reporting period: June 30, 2007
                         -------------------------

Item 1.   Reports to Stockholders

SUNAMERICA
FOCUSED
ALPHA LARGE-CAP
  FUND (FGI)


                         [PHOTOGRAPH OF ROBERT C. DOLL]
                                   BLACKROCK


                       [PHOTOGRAPH OF THOMAS F. MARSICO]
                                    MARSICO
                            CAPITAL MANAGEMENT, LLC



                                                                            2007
                                                              SEMI-ANNUAL REPORT



                                                     AIG SUNAMERICA MUTUAL FUNDS

JUNE 30, 2007                                                 SEMI-ANNUAL REPORT

      SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

      SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND (FGI)

                      TABLE OF CONTENTS
--------------------------------------------------------------------------------

                        SHAREHOLDERS' LETTER........................................     1
                        STATEMENT OF ASSETS AND LIABILITIES.........................     3
                        STATEMENT OF OPERATIONS.....................................     4
                        STATEMENT OF CHANGES IN NET ASSETS..........................     5
                        FINANCIAL HIGHLIGHTS........................................     6
                        PORTFOLIO OF INVESTMENTS....................................     7
                        NOTES TO FINANCIAL STATEMENTS...............................     9
                        DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN................    15
                        RESULTS OF ANNUAL SHAREHOLDER MEETING.......................    16

June 30, 2007                                                 SEMI-ANNUAL REPORT

      SHAREHOLDERS' LETTER
--------------------------------------------------------------------------------

      Dear Shareholders:

      We are pleased to present the semi-annual report for the SunAmerica Focused Alpha Large-Cap Fund (the "Fund") and thank you for including this strategic investment solution in your investment plan.

      In the six-month period commencing January 1, 2007 through June 30, 2007, the Fund's Net Asset Value (NAV) returned 7.42%. The Fund's market price returned 6.02% for the same period. The Fund's benchmark, the Russell 1000 Value Index(1), returned 6.23% during this same period.

      As of June 30, 2007, the Fund's NAV was $21.10 and its market share price was $18.91.

      U.S. equity markets yielded strong overall results year-to-date, withstanding a variety of challenges that included contradictory economic signals, continued housing weakness and sub-prime lending woes. In addition, the markets also faced sharply rising oil prices and fading hopes for an interest rate cut during the six-month period. For the past six months, the Federal Reserve Board ("Fed") has kept the target federal funds rate unchanged at 5.25%. Its meeting on June 28, 2007 marked the eighth consecutive pause, following increases at each of its 17 meetings held between June 2004 and June 2006.

      From January 1, 2007 until June 30, 2007, the broad-market S&P 500(R) Index(2) rose 6.96% as strong deal activity, solid global growth and an easing of inflation pressures helped to drive up stock prices. Large-cap "growth" generally outperformed large-cap "value" stocks during this time. The Russell 1000(R) Growth Index(3) returned 8.13% versus the 6.23% return of the Russell 1000 Value Index(1). This was due in great part to improved performance in the Telecommunications and Information Technology sectors while higher interest rates have pressured other areas of the markets including real estate, diversified financial services and utilities.

      The Fund's relative return during the reporting period was enhanced by security selection and an underweight allocation to Financials as well as security selection and an overweight allocation in Energy. Overweight allocations in the Information Technology and Telecommunication Services sectors also contributed on the upside. Specific holdings in the weak-performing Consumer Discretionary, Hotel and Real Estate sectors hurt returns.

      As you know, SunAmerica Focused Alpha Large-Cap Fund is unique and we value your ongoing confidence in us. What sets the Fund apart from its competitors in the marketplace is its multi-managed, focused approach in a closed-end fund structure. The Fund brings together two of Wall Street's best known large-cap equity managers, Marsico Capital Management LLC and Blackrock Investment Management, LLC. Marsico emphasizes large growth investing while Blackrock's Bob Doll and his team favor a large-cap value investment style. Together, their stock picks, blending large-cap growth and large-cap value, are designed to generate Alpha through exposure to different styles of large-cap investing. This strategy is designed to provide enhanced returns over the long term.

      We look forward to serving your investment needs in the future.

      Sincerely,

      /s/ Peter A. Harbeck

      Peter A. Harbeck
      President and CEO
      AIG SunAmerica Asset Management Corp.
      ------------------

      (1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies.

      (2) The S&P 500 is the Standard & Poor's 500 composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

      (3) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios ad higher forecasted growth values. The Russell 1000 Index is a comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Indices are not managed and an investor cannot invest directly into an index.

        Indices are not managed and an investor cannot invest directly into an index.

--------------------------------------------------------------------------------

      ---------------------------

      Investors should carefully consider the SunAmerica Focused Alpha Large-Cap Fund's investment objective, strategies, risks, charges and expenses before investing. The SunAmerica Focused Alpha Large-Cap Fund should be considered as only one element of a complete investment program. The Fund's equity exposure and derivative investments involve special risks. An investment in this Fund should be considered speculative. There is no assurance that the SunAmerica Focused Alpha Large-Cap Fund will achieve its investment objectives. The Fund is actively managed and its portfolio composition will vary. Investing in the Fund is subject to several risks, including: Non-Diversified Status Risk, Growth and Value Stock Risk, Key Adviser Personnel Risk, Investment and Market Risk, Issuer Risk, Foreign Securities Risk, Emerging Markets Risk, Income Risk, Hedging Strategy Risk, Derivatives Risk, Preferred Securities Risk, Debt Securities Risk, Small and Medium Capitalization Company Risk, Leverage Risk, Liquidity Risk, Market Price of Shares Risk, Management Risk, Anti-Takeover Provisions Risk, Portfolio Turnover Risk and Non-Investment Grade Securities Risk. The price of shares of the Fund traded on the New York Stock Exchange will fluctuate with market conditions and may be worth more or less than their original offering price. Shares of closed-end funds often trade at a discount to their net asset value, but may also trade at a premium.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
Long-term investment securities, at value (unaffiliated)*...  $200,927,377
Short-term investment securities, at value
  (unaffiliated)*...........................................     4,911,000
                                                              ------------
  Total investments.........................................   205,838,377
                                                              ------------
Cash........................................................         1,115
Receivable for:
  Dividends and interest....................................       163,623
  Investments sold..........................................     7,232,691
Prepaid expenses and other assets...........................         3,360
                                                              ------------
  Total assets..............................................   213,239,166
                                                              ------------
LIABILITIES:
Payable for:
  Investments purchased.....................................     9,228,264
  Investment advisory and management fees...................       172,889
  Administration fees.......................................         6,916
  Directors' fees and expenses..............................           501
  Other accrued expenses....................................       103,320
                                                              ------------
  Total liabilities.........................................     9,511,890
                                                              ------------
    Net Assets..............................................  $203,727,276
                                                              ============
NET ASSETS REPRESENTED BY:
Common stock, $0.001 par value (200,000,000 shares
  authorized)...............................................  $      9,655
Additional paid-in capital..................................   173,844,453
                                                              ------------
                                                               173,854,108
Accumulated undistributed net investment income (loss)
  (unaffiliated)............................................    (6,055,454)
Accumulated undistributed net realized gain (loss) on
  investments (unaffiliated)................................     6,905,271
Unrealized appreciation (depreciation) on investments
  (unaffiliated)............................................    29,023,351
                                                              ------------
    Net Assets..............................................  $203,727,276
                                                              ============
NET ASSET VALUES:
Net assets..................................................  $203,727,276
Shares outstanding..........................................     9,655,236
Net Asset value per share...................................  $      21.10
                                                              ============
*Cost
  Long-term investment securities (unaffiliated)............  $171,904,026
                                                              ============
  Short-term investment securities (unaffiliated)...........  $  4,911,000
                                                              ============

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends (unaffiliated)....................................  $   913,233
Interest (unaffiliated).....................................       49,744
                                                              -----------
  Total investment income*..................................      962,977
                                                              -----------
EXPENSES:
Investment advisory and management fees.....................    1,012,147
Administration fees.........................................       40,486
Transfer agent fees and expenses............................       10,498
Custodian and accounting fees...............................       22,832
Reports to shareholders.....................................       36,409
Audit and tax fees..........................................       13,756
Legal fees..................................................       37,105
Directors' fees and expenses................................       26,941
Other expenses..............................................       25,146
                                                              -----------
  Total expenses before custody credits.....................    1,225,320
  Custody credits earned on cash balances...................          (26)
  Fees paid indirectly (Note 4).............................           (4)
                                                              -----------
  Net expenses..............................................    1,225,290
                                                              -----------
Net investment income (loss)................................     (262,313)
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......    7,350,282
                                                              -----------
Change in unrealized appreciation (depreciation) on
  investments (unaffiliated)................................    7,255,553
                                                              -----------
Net realized and unrealized gain (loss) on investments and
  foreign currencies........................................   14,605,835
                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $14,343,522
                                                              ===========

------------

* Net of foreign withholding taxes on interest and dividends
  of........................................................  $     4,907
                                                              ===========

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                               SIX MONTH ENDED          FOR THE
                                                                JUNE 30, 2007          YEAR ENDED
                                                                 (UNAUDITED)       DECEMBER 31, 2006
                                                              -----------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)..............................    $   (262,313)         $      1,070
  Net realized gain (loss) on investments and foreign
    currencies..............................................       7,350,282               957,618
  Net unrealized gain (loss) on investments and foreign
    currencies..............................................       7,255,553            21,767,798
                                                                ------------          ------------
Net increase (decrease) in net assets resulting from
  operations................................................      14,343,522            22,726,486
                                                                ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................              --*               (9,064)
  Net realized gain on investments..........................        (779,211)*          (1,402,629)
  Return of capital.........................................      (5,013,931)*         (10,174,590)
                                                                ------------          ------------
Total distributions to shareholders.........................      (5,793,141)          (11,586,283)
                                                                ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       8,550,381            11,140,203
NET ASSETS:
Beginning of period.........................................    $195,176,895          $184,036,692
                                                                ------------          ------------
End of period+..............................................    $203,727,276          $195,176,895
                                                                ============          ============

------------

 + Includes accumulated undistributed net investment income
  (loss)....................................................    $ (6,055,454)        $         --
                                                                ============         =============
 * Amounts estimated are for net investment income, net
  realized short-term capital gains and return of capital as of June 30, 2007, and are subject to change and
  recharacterization at fiscal year end.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   FOR THE
                                                              SIX MONTHS ENDED        FOR THE YEAR          FOR THE PERIOD
                                                                JUNE 30, 2007            ENDED           DECEMBER 28, 2005++
                                                                 (UNAUDITED)       DECEMBER 31, 2006     TO DECEMBER 31, 2005
                                                              -----------------   --------------------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................      $  20.21              $  19.06               $  19.10(1)
INVESTMENT OPERATIONS:
Net investment income (loss) @..............................         (0.03)                (0.00)                  0.00
Net realized and unrealized gain (loss) on investments......          1.52                  2.35                     --
                                                                  --------              --------               --------
  Total from investment operations..........................          1.49                  2.35                     --
                                                                  --------              --------               --------
DISTRIBUTIONS FROM:
Net investment income.......................................            --*                (0.00)                    --
Net realized gains on investments...........................         (0.08)*               (0.15)                    --
Return of capital...........................................         (0.52)*               (1.05)                    --
                                                                  --------              --------               --------
  Total distributions.......................................         (0.60)                (1.20)                    --
CAPITAL SHARE TRANSACTIONS:
Offering costs for common shares charged to additional
  paid-in capital...........................................            --                    --                  (0.04)
                                                                  --------              --------               --------
NET ASSET VALUE, END OF PERIOD..............................      $  21.10              $  20.21               $  19.06
                                                                  ========              ========               ========
NET ASSET VALUE TOTAL RETURN #(2)...........................          7.42%                12.77%(4)              (0.21)%
MARKET VALUE, END OF PERIOD.................................      $  18.91              $  18.40               $  20.00
MARKET VALUE TOTAL RETURN #(3)..............................          6.02%                (1.53)%                 0.00%
RATIOS/SUPPLEMENTAL DATA
Net Assets, end of period ($000's)..........................      $203,727              $195,177               $184,037
Ratio of expenses to average net assets(5)..................          1.22%                 1.23%                  0.03%+
Ratio of net investment income (loss) to average net
  assets(5).................................................         (0.26)%                0.00%                  0.00%+
Portfolio turnover rate.....................................            32%                   91%                     0%

------------
++  Commencement of operations
@   Calculated based upon average shares outstanding
* Amounts estimated are for net investment income, net realized short-term capital gains and return of capital as of June 30, 2007, and are subject to change and recharacterization at fiscal year end.
#   Total return is not annualized.
+ Due to commencing operations on December 28, 2005, the ratio of expenses and ratio of net investment income are not annualized. If the ratios were annualized, the ratio of expenses and the ratio of net investment income would have been 3.07% and 0.38%, respectively. The ratios are not representative of a full year of operations.
(1) Net asset value, beginning of the period, reflects a deduction of $0.90 per share sales change from the initial offering price if $20.00.
(2) Based on the net asset value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. NAV performance reflects performance without imposition of initial sales charge in connection with the initial public offering of the Fund and would be lower if included.
(3) Based on market value per share, dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4) The Fund's performance figure was increased by 0.11% from gains on the disposal of investments in violation of investment restrictions.
(5) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

See Notes to Financial Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

PORTFOLIO PROFILE -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY ALLOCATION*

Oil Companies-Integrated..................................   12.2%
Computers.................................................   10.4
Telephone-Integrated......................................    8.5
Aerospace/Defense.........................................    7.3
Casino Hotels.............................................    6.2
Pharmacy Services.........................................    5.4
Health Care Cost Containment..............................    5.3
Office Automation & Equipment.............................    5.3
Cable TV..................................................    5.2
Medical-HMO...............................................    5.2
Retail-Restaurants........................................    4.9
Insurance-Property/Casualty...............................    4.5
Cellular Telecom..........................................    3.4
Medical-Biomedical/Gene...................................    3.2
Finance-Investment Banker/Broker..........................    3.1
Auto-Cars/Light Trucks....................................    3.0
Data Processing/Management................................    2.8
Time Deposits.............................................    2.4
Medical-Drugs.............................................    1.4
Real Estate Investment Trusts.............................    1.3
                                                            -----
                                                            101.0%
                                                            =====

------------

*  Calculated as a percentage of Net Assets

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

                                                          VALUE
        SECURITY DESCRIPTION             SHARES          (NOTE 2)
-------------------------------------------------------------------
COMMON STOCK -- 98.6%
AEROSPACE/DEFENSE -- 7.3%
  Lockheed Martin Corp. .............      66,286      $  6,239,501
  Raytheon Co. ......................     160,000         8,622,400
                                                       ------------
                                                         14,861,901
                                                       ------------
AUTO-CARS/LIGHT TRUCKS -- 3.0%
  Toyota Motor Co. ADR...............      48,077         6,051,933
                                                       ------------
CABLE TV -- 5.2%
  Comcast Corp. Class A+.............     375,085        10,547,390
                                                       ------------
CASINO HOTELS -- 6.2%
  Las Vegas Sands Corp.+.............      70,723         5,402,530
  Wynn Resorts, Ltd. ................      81,413         7,301,932
                                                       ------------
                                                         12,704,462
                                                       ------------
CELLULAR TELECOM -- 3.4%
  America Movil SAB de CV ADR........     112,529         6,968,921
                                                       ------------
COMPUTERS -- 10.4%
  Hewlett-Packard Co. ...............     240,000        10,708,800
  International Business Machines
    Corp. ...........................     100,000        10,525,000
                                                       ------------
                                                         21,233,800
                                                       ------------
DATA PROCESSING/MANAGEMENT -- 2.8%
  Mastercard, Inc., Class A..........      35,073         5,817,558
                                                       ------------
FINANCE-INVESTMENT BANKER/BROKER -- 3.1%
  The Goldman Sachs Group, Inc. .....      28,981         6,281,632
                                                       ------------
HEALTH CARE COST CONTAINMENT -- 5.3%
  McKesson Corp. ....................     180,000        10,735,200
                                                       ------------
INSURANCE-PROPERTY/CASUALTY -- 4.5%
  The Travelers Cos., Inc. ..........     170,000         9,095,000
                                                       ------------
MEDICAL-BIOMEDICAL/GENE -- 3.2%
  Genentech, Inc.+...................      85,019         6,432,537
                                                       ------------
MEDICAL-DRUGS -- 1.4%
  Schering-Plough Corp. .............      94,706         2,882,851
                                                       ------------
MEDICAL-HMO -- 5.2%
  UnitedHealth Group, Inc. ..........     208,633        10,669,492
                                                       ------------
OFFICE AUTOMATION & EQUIPMENT -- 5.3%
  Xerox Corp.+.......................     590,000        10,903,200
                                                       ------------

                                        SHARES/
                                       PRINCIPAL          VALUE
        SECURITY DESCRIPTION             AMOUNT          (NOTE 2)
-------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 12.2%
  Chevron Corp. .....................     130,000      $ 10,951,200
  Marathon Oil Corp. ................     160,000         9,593,600
  Petroleo Brasileiro SA ADR.........      34,829         4,223,713
                                                       ------------
                                                         24,768,513
                                                       ------------
PHARMACY SERVICES -- 5.4%
  Medco Health Solutions, Inc.+......     140,000        10,918,600
                                                       ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.3%
  ProLogis...........................      48,214         2,743,377
                                                       ------------
RETAIL-RESTAURANTS -- 4.9%
  McDonald's Corp. ..................     198,264        10,063,881
                                                       ------------
TELEPHONE-INTEGRATED -- 8.5%
  AT&T, Inc. ........................     151,473         6,286,129
  Qwest Communications International,
    Inc.+............................   1,130,000        10,961,000
                                                       ------------
                                                         17,247,129
                                                       ------------
TOTAL LONG-TERM INVESTMENT SECURITIES
  (cost $171,904,026)................                   200,927,377
                                                       ------------
SHORT-TERM INVESTMENT SECURITIES -- 2.4%
TIME DEPOSITS -- 2.4%
  Euro Time Deposit with State Street
    Bank & Trust Co.
    1.80% due 07/02/07...............  $  405,000           405,000
  Euro Time Deposit with State Street
    Bank & Trust Co.
    2.80% due 07/02/07...............   4,506,000         4,506,000
                                                       ------------
TOTAL SHORT-TERM INVESTMENT
  SECURITIES
  (cost $4,911,000)..................                     4,911,000
                                                       ------------
TOTAL INVESTMENTS
  (cost $176,815,026) (1)............       101.0%      205,838,377
Liabilities in excess of other
  assets.............................        (1.0)       (2,111,101)
                                       ----------      ------------
NET ASSETS...........................       100.0%     $203,727,276
                                       ==========      ============

------------
+   Non-income producing security
(1)  See Note 7 for cost of investments on a tax basis
ADR -- American Depository Receipt

See Notes to Financials Statements

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

Note 1. Organization of the Fund

    SunAmerica Focused Alpha Large-Cap Fund, Inc. ("the Fund") is a non-diversified closed-end management investment company. The Fund is traded on the New York Stock Exchange ("NYSE") under the ticker symbol FGI. The Fund was organized as a Maryland corporation on September 7, 2005 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Fund sold 5,236 of its common stock shares ("Shares") on November 14, 2005 to AIG SunAmerica Asset Management Corp. (the "Adviser" or "AIG SunAmerica"), an indirect wholly-owned subsidiary of America International Group, Inc. ("AIG"). Investment operations commenced on December 28, 2005 upon settlement of the sale of 9,650,000 Shares in the amount of $184,315,000 (net of underwriting fees and expenses of $8,685,000). AIG SunAmerica paid certain organizational expenses of the Fund and then offering costs of the Fund to the extent they exceeded $.04 per share of the Fund's common stock.

    The Fund's investment objective is to provide growth of capital. The Fund seeks to pursue this objective by employing a concentrated stock picking strategy in which the Fund, through subadvisers selected by the Adviser, actively invests primarily in a small number of equity securities (i.e., common stocks) of large-capitalization companies and to a lesser extent in equity-related securities (i.e., preferred stocks, convertible securities, warrants and rights) of large-capitalization companies primarily in the U.S. markets. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-capitalization companies.

    INDEMNIFICATIONS: Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Fund. In addition, in the normal course of business the Fund enters into contracts that contain the obligation to indemnify others. The Fund's maximum exposure under these arrangements is unknown. Currently, however, the Fund expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

    SECURITY VALUATION: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

    As of the close of regular trading on the NYSE, securities traded primarily on security exchanges outside the U.S. are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the "Board" or the "Directors") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

    Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

    REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement the Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least 102% of the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the portfolio may be delayed or limited. At June 30, 2007, the Fund did not invest in any repurchase agreements.

    SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

    The Fund has adopted a distribution policy (the "Distribution Policy") under which the Fund will pay level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter as described below. The Distribution Policy and the dividend distribution rate may be terminated or modified at any time. The Fund intends to pay a level quarterly amount in each of the first three quarters of the calendar year and increase, if necessary, the amount payable for the fourth quarter to an amount expected to satisfy the minimum distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"), or as necessary to distribute long-term capital gains in a manner consistent with the requirements of the 1940 Act, as amended, whichever is greater. Each quarter the Board will review the amount of any potential dividend distribution and the income, capital gains and capital available. A portion of the dividend distribution may be treated as ordinary income (derived from short-term capital gains) and qualifying dividend income for individuals. If the Fund does not generate earnings from dividends, interest and net realized capital gains equal to or in excess of the aggregate dividend distributions paid by the Fund for the year, then the amount distributed in excess of the Fund's investment income and net realized capital gains may be deemed a tax return of capital. The final determination of the source of all dividend distributions in 2007 will be made after year-end. The Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholder because it may result in a return of capital resulting in less of a shareholder's assets being invested in the Fund and, over time, increase the Fund's expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and/or gains.

    The Fund intends to comply with the requirements of the Code, applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    NEW ACCOUNTING PRONOUNCEMENTS: On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. However, Registered Investment Companies are not required to implement FIN 48 until their last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. Management has evaluated the implications of FIN 48 and determined there is no impact to the financial statements.

    In September 2006, the FASB issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value.

Note 3. Investment Advisory and Management Agreement

    Pursuant to its Investment Advisory and Management Agreement ("Advisory Agreement") with the Fund, AIG SunAmerica manages the affairs of the Fund, and selects, supervises and compensates the subadvisers to manage the Fund's assets. AIG SunAmerica monitors the compliance of the subadvisers with the investment objective and related policies of the Fund, reviews the performance of the subadvisers, and reports periodically on such performance to the Directors. Pursuant to the Advisory Agreement, the Fund will pay AIG SunAmerica a monthly fee at the annual rate of 1.00% of the average daily total assets of the Fund.

    AIG SunAmerica has engaged Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, and Blackrock Investment Management, LLC ('Blackrock"), a wholly-owned subsidiary of Blackrock Inc., as the subadvisers to the Fund (the "Subadvisers") to manage the investment and reinvestment of the Fund's assets. Pursuant to the subadvisory agreements ("Subadvisory Agreements") among AIG SunAmerica, the Fund and Marsico and Blackrock, respectively, Marsico and Blackrock select the investments made by the Fund. Marsico will manage the large-cap growth portion of the Fund and Blackrock will manage the large-cap value portion of the Fund. Pursuant to the Subadvisory Agreements, AIG SunAmerica and not the Fund, pays each of the subadvisers a fee at the annual rate of 0.40% of the Fund's average daily total assets allocated to each subadvisor.

    AIG SunAmerica serves as administrator to the Fund. Under the Administrative Services Agreement, AIG SunAmerica is responsible for performing or supervising the performance by others of administrative services in connection with the operations of the Fund, subject to the supervision of the Fund's Board. AIG SunAmerica will provide the Fund with administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Fund. AIG SunAmerica's administrative services include recordkeeping, supervising the activities of the Fund's custodian and transfer agent, providing assistance in connection with the Directors' and shareholders' meetings and other administrative services necessary to conduct the Fund's affairs. For its services as administrator, AIG SunAmerica is paid a monthly fee at the annual rate of 0.04% of the Fund's average daily total assets.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

Note 4. Expense Reductions

    Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Fund have been reduced. For the period ended June 30, 2007, the amount of expense reductions received to offset the Fund's non-affiliated expenses were $4.

Note 5. Purchase and Sales of Investment Securities

    The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended June 30, 2007 were as follows:

      Purchases (excluding U.S. government securities)............  $ 64,215,114
      Sales and maturities (excluding U.S. government
        securities)...............................................    72,482,544
      Purchases of U.S. government securities.....................            --
      Sales and maturities of U.S. government securities..........            --

Note 6. Transactions with Affiliates

    For the six months ended June 30, 2007 the Fund incurred brokerage commissions with Banc of America Securities LLC, an affiliated broker, of $5,160.

Note 7. Federal Income Taxes

    The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings may differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences such as wash sales and Post-October losses.

                                         FOR THE YEAR ENDED DECEMBER 31, 2006
      -----------------------------------------------------------------------------------------------------------
                 DISTRIBUTABLE EARNINGS                                   TAX DISTRIBUTIONS
      --------------------------------------------   ------------------------------------------------------------
                    LONG-TERM         UNREALIZED
      ORDINARY    GAINS/CAPITAL      APPRECIATION          ORDINARY              LONG-TERM           RETURN OF
       INCOME    AND OTHER LOSSES   (DEPRECIATION)          INCOME             CAPITAL GAINS          CAPITAL
      --------   ----------------   --------------   --------------------   --------------------   --------------
       $--            $  --          $21,601,671          $1,411,693              $  --            $10,174,590

    The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities were as follows:

      Cost (tax basis)............................................  $172,070,152
                                                                    ============
      Appreciation................................................  $ 31,644,783
      Depreciation................................................    (2,791,268)
                                                                    ------------
          Net unrealized appreciation (depreciation)..............  $ 28,853,515
                                                                    ============

    For the year ended December 31, 2006, permanent reclassifications were made to increase accumulated net investment income by $10,175,194 with an offsetting adjustment to additional paid-in capital and accumulated realized gain in the amount of $(10,174,892) and $(302), respectively. The reclassifications arising from book/tax differences were primarily due to return of capital and distribution reclasses, and excise taxes.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    Under the current law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2006, the Fund elected to defer post October capital losses in the amount of $278,884.

Note 8. Capital Share Transactions

    The authorized capital stock of the Fund is 200,000,000 shares of common stock, $0.001 par value. Of the 9,655,236 shares outstanding at June 30, 2007, AIG SunAmerica owned 5,692 shares.

Note 9. Subsequent Events

    On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico and Marsico Parent Company, LLC, a company controlled by Mr. Marsico, signed a definitive agreement to repurchase Marsico from a subsidiary of Bank of America Corporation (the "Transaction"). The Transaction is expected to close during the fourth quarter of 2007. The consummation of the Transaction and resulting change of control of Marsico will result in an "assignment," as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act") and termination of the current subadvisory agreement between AIG SunAmerica, the Fund and Marsico. In order to permit Marsico to continue to serve as subadviser after consummation of the Transaction, the Board approved a new subadvisory agreement with Marsico at a meeting held on August 27, 2007. The new subadvisory agreement is identical to the current subadvisory agreement except for the date of execution and termination of the agreement and will become effective upon the close of the Transaction, subject to approval by the Fund's shareholders. The Board also approved an interim subadvisory agreement between AIG SunAmerica, the Fund and Marsico pursuant to Rule 15a-4 of the 1940 Act that would permit Marsico to continue to serve as subadviser for up to a period of 150 days if shareholder approval of the subadvisory agreement is not obtained by the time the current subadvisory agreement terminates. It is anticipated that proxy materials will be mailed to shareholders in the near future. These materials will provide more information on the Transaction and the new subadvisory agreement with Marsico.

    At a meeting held on August 27, 2007, the Board approved a change to the Fund's investment policies, effective September 1, 2007, so that the Fund may generally hold up to a total of 40 securities, which will consist of approximately 10 to 20 securities in both the large-cap growth portion and the large-cap value portion of the Fund. Prior to this change, the Fund was generally limited to a maximum of 30 securities overall, generally consisting of between 10 to 15 securities in both the large-cap growth portion and large-cap value portion of the Fund. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, rebalancing or purchase and sale transactions.

    At a meeting held on August 28, 2007, the Board approved the declaration of a quarterly dividend distribution in accordance with the Fund's Distribution Policy and approved the dividend distribution of $0.35 per share of common stock. The amount per share represents an increase from the quarterly dividend distribution rate of $0.30 per share that the Fund has previously paid since its inception.

Note 10. Other Information

    On February 9, 2006, AIG, the parent company and an affiliated person of AIG SunAmerica, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Fund.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

--------------------------------------------------------------------------------

    AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to
    Section 9(a) of the 1940 Act. Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Fund. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

    Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

    As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG made payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

    Subject to receipt of permanent relief, the Adviser believes that the settlements are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

    The Fund has adopted a Dividend Reinvestment and Cash Purchase Plan (the "Plan"), through which all net investment income dividends and capital gains distributions are paid to Common Stock Shareholders in the form of additional shares of the Fund's Common Stock (plus cash in lieu of any fractional shares which otherwise would have been issuable), unless a Common Stock Shareholder elects to receive cash as provided below. In this way, a Common Stock Shareholder can maintain an undiluted investment in the Fund and still allow the Fund to pay out the required distributable income.

    No action is required on the part of a registered Common Stock Shareholder to receive a distribution in shares of Common Stock of the Fund. A registered Common Stock Shareholder may elect to receive an entire distribution in cash by notifying Computershare Trust Company, NA, Inc. ("Computershare"), P.O. Box 43010, Providence, RI 02940-3010, the Plan Agent and the Fund's transfer agent and registrar, in writing so that such notice is received by Computershare no later than 10 days prior to the record date for distributions to Common Stock Shareholders. Computershare will set up an account for shares acquired through the Plan for each Common Stock Shareholder who has not elected to receive distributions in cash ("Participant") and hold such shares in non-certificated form.

    Those Common Stock Shareholders whose shares are held by a broker or other financial intermediary may receive distributions in cash by notifying their broker or other financial intermediary.

    Computershare will set up an account for shares acquired pursuant to the Plan for Participants who have not so elected to receive dividends and distributions in cash. The shares of Common Stock will be acquired by the Plan Agent for the Participants' accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares of Common Stock from the Fund ("Additional Common Stock") or (ii) by purchase of outstanding shares of Common Stock on the open market on the NYSE or elsewhere. If on the payment date for a dividend or distribution, the net asset value per share of Common Stock is equal to or less than the market price per share of Common Stock plus estimated brokerage commissions, Computershare shall receive Additional Common Stock, including fractions, from the Fund for each Participant's account. The number of shares of Additional Common Stock to be credited shall be determined by dividing the dollar amount of the dividend or distribution by the greater of (i) the net asset value per share of Common Stock on the payment date, or (ii) 95% of the market price per share of the Common Stock on the payment date. If the net asset value per share of Common Stock exceeds the market price plus estimated brokerage commissions on the payment date for a dividend or distribution, Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such dividend or distribution on each Participant's shares of Common Stock to purchase shares of Common Stock on the open market. Such purchases will be made on or shortly after the payment date for such dividend or distribution but in no event will purchases be made on or after the ex-dividend date for the next dividend or distribution. The weighted average price (including brokerage commissions) of all shares of Common Stock purchased by Computershare shall be the price per share of Common Stock allocable to each Participant. If, before Computershare has completed its purchases, the market price plus estimated brokerage commissions exceeds the net asset value of the shares of Common Stock as of the payment date, the purchase price paid by Computershare may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares of Common Stock than if such dividend or distribution had been paid in shares of Common Stock issued by the Fund. Participants should note that they will not be able to instruct Computershare to purchase shares of Common Stock at a specific time or at a specific price.

    There is no charge to Common Stock Shareholders for receiving their distributions in the form of additional shares of the Fund's Common Stock. Computershare's fees for handling distributions in stock are paid by the Fund. There are no brokerage charges with respect to shares issued directly by the Fund as a result of distributions payable in stock. If a Participant elects by written notice to Computershare to have Computershare sell part or all of the shares held by Computershare in the Participant's account and remit the proceeds to the Participant, Computershare is authorized to deduct a $2.50 transaction fee plus brokerage commissions from the proceeds.

    Common Stock Shareholders who receive distributions in the form of stock are subject to the same Federal, state and local tax consequences as are Common Stock Shareholders who elect to receive their distributions in cash. A Common Stock Shareholder's basis for determining gain or loss upon the sale of stock received in a distribution from the Fund will be equal to the total dollar amount of the distribution paid to the Common Stock Shareholder in the form of additional shares.

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.

RESULTS OF ANNUAL SHAREHOLDER MEETING -- JUNE 30, 2007 -- (UNAUDITED)
--------------------------------------------------------------------------------

The Annual Meeting of the Shareholders of the Fund (the "Meeting") was held on April 25, 2007. At this meeting Dr. Judith L. Craven and William J. Shea were elected by shareholders to serve as the Class II Directors of the Fund for three-year terms, which expire at the annual meeting of shareholders to be held in 2010 and until their respective successors are duly elected and qualify.

The voting results of the Meeting to elect Dr. Judith L. Craven and William J. Shea to the Board are as follows:

ELECTION OF DR. JUDITH L. CRAVEN TO THE BOARD OF DIRECTORS

                                                                 FOR      WITHHELD     TOTAL
                                                              ---------   --------   ---------
Shares Voted................................................  8,792,483   427,517    9,220,000

ELECTION OF WILLIAM J. SHEA TO THE BOARD OF DIRECTORS

                                                                 FOR      WITHHELD     TOTAL
                                                              ---------   --------   ---------
Shares Voted................................................  8,796,408   423,592    9,220,000

The terms of office of Jeffrey S. Burum and William F. Devin (Class I, term expiring 2009) and Samuel M. Eisenstat, Stephen J. Gutman and Peter A. Harbeck (Class III, term expiring 2008) continued after the Meeting.

--------------------------------------------------------------------------------

(AIG LOGO)

DIRECTORS
  Samuel M. Eisenstat
  Peter A. Harbeck
  Dr. Judith L. Craven
  William F. Devin
  Stephen J. Gutman
  Jeffrey S. Burum
  William J. Shea

OFFICERS
  Vincent M. Marra, President and
    Chief Executive Officer
  Donna M. Handel, Treasurer
  James Nichols, Vice President
  Cynthia Gibbons, Chief Compliance Officer
  Gregory N. Bressler, Chief Legal Officer and
    Secretary
  Gregory R. Kingston, Assistant Treasurer
  Nori L. Gabert, Vice President and Assistant Secretary
  Corey A. Issing, Assistant Secretary
  Kathleen Fuentes, Assistant Secretary
  John E. Smith Jr., Assistant Treasurer

INVESTMENT ADVISER
  AIG Sun America Asset Management Corp.
  Harborside Financial Center
  3200 Plaza 5
  Jersey City, NJ 07311-4992

CUSTODIAN
  State Street Bank and Trust Company
  P.O. Box 5607
  Boston, MA 02110

TRANSFER AGENT
  Computershare Shareholder Services, Inc.
  250 Royall Street
  Canton, MA 02021

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to securities held in the Fund's portfolio, which is available in the Fund's Form N-CSR, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS
The Fund is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. You can also review and obtain copies of Form N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

PROXY VOTING RECORD ON FUND PORTFOLIO SECURITIES
Information regarding how the Fund voted proxies related to securities held in the Fund's portfolio during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling (800) 858-8850 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Funds. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

AIG SUNAMERICA MUTUAL FUNDS










SunAmerica open-end funds distributed by:
AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311
800-858-8850 x6003 www.sunamericafunds.com





FISAN-6/07

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

          Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          None.

Item 10.  Submission of Matters to a Vote of Security Holders.

          There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures, as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Alpha Large-Cap Fund, Inc.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    --------------------
    Vincent M. Marra
    President

Date: September 7, 2007

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2007